United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/14

Date of Reporting Period: Quarter ended 08/31/14

Item 1. Schedule of Investments

Federated Total Return Bond Fund
Portfolio of Investments
August 31, 2014 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—46.2%
		Basic Industry - Chemicals—0.5%
$2,050,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	$2,614,291
500,000		DuPont (E.I.) de Nemours & Co., 4.625%, 1/15/2020	558,649
2,350,000		Ecolab, Inc., Sr. Unsecd. Note, 2.375%, 12/8/2014	2,362,662
5,080,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	5,253,777
3,670,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	4,164,551
300,000		Praxair, Inc., 3.25%, 9/15/2015	309,042
1,860,000		Praxair, Inc., 4.625%, 3/30/2015	1,906,485
5,000,000	[1,2]	RPM International, Inc., Sr. Unsecd. Note, 6.70%, 11/1/2015	5,276,580
861,000		Rohm & Haas Co., 6.00%, 9/15/2017	972,958
2,900,000		Sherwin-Williams Co., 3.125%, 12/15/2014	2,921,924
		TOTAL	26,340,919
		Basic Industry - Metals & Mining—2.5%
650,000		Alcan, Inc., 5.00%, 6/1/2015	671,650
500,000		Alcoa, Inc., 5.87%, 2/23/2022	556,505
1,410,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,533,164
7,540,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	8,233,341
850,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	974,503
5,610,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	6,900,524
7,500,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	7,696,072
1,200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	1,270,483
4,580,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	4,382,355
9,730,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	10,958,412
3,100,000		ArcelorMittal, 6.125%, 6/1/2018	3,382,875
4,400,000		ArcelorMittal, Sr. Unsecd. Note, 5.00%, 2/25/2017	4,614,500
3,300,000		ArcelorMittal, Sr. Unsecd. Note, 5.75%, 8/5/2020	3,543,375
4,515,000		ArcelorMittal, Sr. Unsecd. Note, 7.25%, 3/1/2041	4,802,831
3,000,000		BHP Billiton Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	3,596,325
4,000,000		Barrick N.A. Finance LLC, Sr. Unsecd. Note, 4.40%, 5/30/2021	4,214,736
1,530,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	1,587,998
6,860,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	7,493,267
6,640,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	7,104,800
4,380,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	4,007,700
5,500,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	5,757,978
3,430,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	3,245,456
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,419,078
7,750,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	8,074,616
7,800,000		Rio Tinto Finance USA Ltd., Company Guarantee, 9.00%, 5/1/2019	10,160,686
2,180,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	2,545,150
2,200,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	2,182,422
3,330,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.55%, 4/15/2026	3,512,031
13,680,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	15,680,933
		TOTAL	141,103,766
		Basic Industry - Paper—0.3%
3,550,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	3,454,842
5,100,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	5,620,883

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Basic Industry - Paper—continued
$152,000		Westvaco Corp., 7.65%, 3/15/2027	$170,429
1,050,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	1,187,813
7,000,000		Weyerhaeuser Co., Sr. Unsecd. Note, 4.625%, 9/15/2023	7,634,557
		TOTAL	18,068,524
		Capital Goods - Aerospace & Defense—0.2%
600,000	[1,2]	BAE Systems Holdings, Inc., Series 144A, 5.20%, 8/15/2015	625,922
4,397,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	4,748,760
3,500,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	3,758,125
		TOTAL	9,132,807
		Capital Goods - Building Materials—0.5%
450,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	493,313
2,400,000		Masco Corp., Sr. Unsecd. Note, 6.625%, 4/15/2018	2,652,000
12,995,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	15,009,225
8,020,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	9,542,701
		TOTAL	27,697,239
		Capital Goods - Construction Machinery—0.3%
7,100,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	8,148,187
5,635,000		Caterpillar Financial Services Corp., Sr. Unsecd. Note, Series MTN, 1.00%, 11/25/2016	5,653,539
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	82,257
500,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.75%, 3/15/2022	500,739
		TOTAL	14,384,722
		Capital Goods - Diversified Manufacturing—0.8%
3,155,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 5/8/2022	3,162,913
2,020,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	2,119,156
1,130,000		Emerson Electric Co., 4.875%, 10/15/2019	1,279,909
400,000		General Electric Co., Sr. Unsecd. Note, 5.25%, 12/6/2017	448,574
6,460,000		Harsco Corp., 5.75%, 5/15/2018	6,992,950
3,760,000		Hubbell, Inc., 5.95%, 6/1/2018	4,311,761
3,550,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	3,739,197
3,900,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 4.625%, 9/11/2015	4,053,781
2,000,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	2,450,186
1,745,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	2,069,352
9,260,000		Pentair, Ltd., Company Guarantee, 5.00%, 5/15/2021	10,300,352
1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	1,674,400
3,000,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	3,147,630
1,400,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,651,333
		TOTAL	47,401,494
		Capital Goods - Environmental—0.2%
6,270,000		Republic Services, Inc., Company Guarantee, Series WI, 5.50%, 9/15/2019	7,202,437
900,000		Waste Management, Inc., 7.375%, 3/11/2019	1,098,311
		TOTAL	8,300,748
		Capital Goods - Packaging—0.1%
5,350,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.50%, 11/1/2023	5,782,740
		Communications - Cable & Satellite—0.9%
4,300,000		Comcast Corp., 3.375%, 2/15/2025	4,355,578
5,100,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	5,836,119
2,000,000	[1,2]	Cox Communications, Inc., Series 144A, 3.25%, 12/15/2022	1,968,770
5,800,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	7,235,691
3,000,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 4.45%, 4/1/2024	3,225,522

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Cable & Satellite—continued
$3,200,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 5.15%, 3/15/2042	$3,461,680
3,000,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	3,786,741
2,325,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	3,089,288
3,080,000		NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	3,081,512
7,000,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	8,139,803
7,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.00%, 9/1/2021	7,523,999
		TOTAL	51,704,703
		Communications - Media & Entertainment—2.3%
5,200,000		CBS Corp., 4.90%, 8/15/2044	5,333,900
11,850,000		Grupo Televisa S.A., 6.625%, 3/18/2025	14,730,735
2,100,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	2,168,901
5,370,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	5,450,056
10,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.75%, 2/15/2023	10,087,860
3,220,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	3,324,038
230,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	263,190
7,088,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	8,922,162
600,000		News America, Inc., Company Guarantee, 6.90%, 8/15/2039	798,416
15,000,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	15,452,070
2,500,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	2,421,022
6,000,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	6,284,088
4,000,000		Time Warner, Inc., 3.15%, 7/15/2015	4,092,696
2,000,000		Time Warner, Inc., Company Guarantee, 6.10%, 7/15/2040	2,417,520
5,480,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	6,651,049
6,750,000		Time Warner, Inc., Deb., 7.25%, 10/15/2017	7,914,112
3,870,000		Viacom, Inc., Sr. Unsecd. Note, 2.20%, 4/1/2019	3,868,584
4,030,000		Viacom, Inc., Sr. Unsecd. Note, 2.50%, 12/15/2016	4,152,971
1,610,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	1,701,538
1,580,000		Viacom, Inc., Sr. Unsecd. Note, 4.25%, 9/1/2023	1,666,428
9,610,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	10,093,085
5,000,000		Walt Disney Co., Sr. Unsecd. Note, 1.85%, 5/30/2019	4,968,835
1,700,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	1,842,234
		TOTAL	124,605,490
		Communications - Telecom Wireless—0.7%
1,800,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	1,790,710
3,460,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	3,526,536
3,100,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	3,347,879
3,500,000		American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	3,790,773
9,000,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	9,691,578
2,370,000		Orange SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	2,696,588
4,150,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	4,416,540
8,170,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	8,591,564
		TOTAL	37,852,168
		Communications - Telecom Wirelines—1.5%
2,500,000		AT&T, Inc., 5.60%, 5/15/2018	2,844,198
6,000,000		AT&T, Inc., Sr. Unsecd. Note, 4.80%, 6/15/2044	6,306,612
6,050,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	6,639,875
16,130,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	16,452,600
2,000,000	[1,2]	Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	2,195,000
5,240,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	5,959,075

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—continued
$4,500,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	$4,700,911
5,000,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 4.57%, 4/27/2023	5,369,720
5,250,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	5,562,454
13,900,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	15,751,021
1,470,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	1,730,019
9,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.55%, 9/15/2043	11,619,567
		TOTAL	85,131,052
		Consumer Cyclical - Automotive—2.2%
4,950,000	[1,2]	American Honda Finance Corp., Series 144A, 7.625%, 10/1/2018	6,051,009
11,090,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.65%, 4/10/2015	11,168,229
15,000,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	15,125,085
2,400,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	3,708,429
5,050,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	5,311,908
8,050,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	8,353,372
2,680,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	2,868,715
5,000,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.375%, 8/6/2023	5,353,235
3,150,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 3/15/2016	3,296,295
2,980,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	3,081,785
1,000,000	[1,2]	Hyundai Capital America, Company Guarantee, Series 144A, 3.75%, 4/6/2016	1,041,614
5,000,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	5,162,325
4,090,000	[1,2]	Hyundai Capital Services, Inc., Note, 6.00%, 5/5/2015	4,231,653
2,190,000	[1,2]	Hyundai Capital Services, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 7/27/2016	2,316,832
2,700,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	3,013,554
5,500,000		Magna International, Inc., 3.625%, 6/15/2024	5,600,837
9,440,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	9,592,277
5,960,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	6,026,943
13,830,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	14,433,112
5,164,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	5,449,177
		TOTAL	121,186,386
		Consumer Cyclical - Leisure—0.5%
15,225,000		Carnival Corp., Sr. Unsecd. Note, 3.95%, 10/15/2020	16,089,673
12,000,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	13,456,294
		TOTAL	29,545,967
		Consumer Cyclical - Lodging—0.3%
6,050,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	6,503,750
1,800,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	1,777,779
5,362,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 4.25%, 3/1/2022	5,536,645
7,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	7,709
		TOTAL	13,825,883
		Consumer Cyclical - Retailers—0.5%
5,000,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	5,316,085
3,870,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	3,881,730
8,900,000		Bed Bath & Beyond, Inc., 5.165%, 8/1/2044	9,283,341
500,000		CVS Caremark Corp., 4.75%, 5/18/2020	564,044
511,775	[1,2]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	568,070
2,560,000		CVS Caremark Corp., Sr. Unsecd. Note, 4.00%, 12/5/2023	2,705,093
2,540,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	2,802,946
		TOTAL	25,121,309

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Services—0.2%
$2,100,000		Boston University, Series MTNA, 7.625%, 7/15/2097	$2,686,557
7,500,000		Expedia, Inc., 4.50%, 8/15/2024	7,579,020
2,340,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	2,997,819
		TOTAL	13,263,396
		Consumer Non-Cyclical - Food/Beverage—1.3%
250,000		Anheuser-Busch Cos., Inc., Note, 5.00%, 3/1/2019	282,258
330,000		Archer-Daniels-Midland Co., 5.935%, 10/1/2032	416,174
5,000,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	5,077,400
4,480,000		ConAgra Foods, Inc., 6.625%, 8/15/2039	5,692,207
1,914,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	1,889,920
3,250,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	3,284,482
8,100,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	8,643,510
10,100,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	9,899,980
500,000		Kraft Foods, Inc., 6.50%, 11/1/2031	643,395
4,995,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	6,584,254
5,000,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.00%, 2/1/2024	5,267,415
10,000,000		PepsiCo, Inc., Sr. Unsecd. Note, 3.60%, 3/1/2024	10,433,650
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	204,315
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	270,205
3,500,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.45%, 1/15/2017	3,608,024
250,000		The Coca-Cola Co., 1.65%, 3/14/2018	252,073
1,510,000		The Coca-Cola Co., Sr. Unsecd. Note, Series WI, 1.80%, 9/1/2016	1,546,115
1,450,000		Tyson Foods, Inc., 5.15%, 8/15/2044	1,546,938
7,800,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	8,442,213
		TOTAL	73,984,528
		Consumer Non-Cyclical - Health Care—0.1%
1,000,000		Covidien International Finance SA, 2.80%, 6/15/2015	1,017,615
2,000,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	2,043,388
4,200,000		Stryker Corp., Sr. Unsecd. Note, 1.30%, 4/1/2018	4,155,908
		TOTAL	7,216,911
		Consumer Non-Cyclical - Pharmaceuticals—0.6%
7,120,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	7,651,444
1,860,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	1,918,218
3,740,000		Genentech, Inc., Note, 4.75%, 7/15/2015	3,882,382
8,960,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	10,032,700
2,000,000		GlaxoSmithKline Capital, Inc., 5.65%, 5/15/2018	2,291,300
3,000,000		Johnson & Johnson, 5.95%, 8/15/2037	4,022,562
500,000		Merck & Co., Inc., Sr. Unsecd. Note, 5.00%, 6/30/2019	567,918
1,000,000		Pfizer, Inc., Sr. Unsecd. Note, 5.35%, 3/15/2015	1,026,041
		TOTAL	31,392,565
		Consumer Non-Cyclical - Products—0.2%
830,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	856,842
3,000,000		Hasbro, Inc., Sr. Unsecd. Note, 5.10%, 5/15/2044	3,205,569
3,740,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	4,602,560
1,840,000		Koninklijke Philips NV, 5.75%, 3/11/2018	2,092,969
500,000		Procter & Gamble Co., 2.30%, 2/6/2022	494,998
		TOTAL	11,252,938
		Consumer Non-Cyclical - Supermarket—0.1%
3,000,000		Kroger Co., Bond, 6.90%, 4/15/2038	4,018,965

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Tobacco—0.3%
$1,939,000		Altria Group, Inc., 9.25%, 8/6/2019	$2,553,351
8,700,000		Altria Group, Inc., Sr. Unsecd. Note, 4.00%, 1/31/2024	9,068,471
2,220,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	2,815,633
		TOTAL	14,437,455
		Energy - Independent—1.0%
10,000,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	10,132,430
1,440,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,455,713
2,630,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	2,735,713
1,480,000		EOG Resources, Inc., Note, 5.625%, 6/1/2019	1,713,637
5,000,000		EOG Resources, Inc., Sr. Unsecd. Note, 2.625%, 3/15/2023	4,875,220
1,730,000		Pemex Project Funding Master Trust, 5.75%, 12/15/2015	1,815,895
1,400,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,715,000
14,260,000		Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	16,113,800
14,700,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	15,018,255
610,000		XTO Energy, Inc., 6.75%, 8/1/2037	909,254
		TOTAL	56,484,917
		Energy - Integrated—1.6%
5,080,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	5,471,734
3,470,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	3,570,172
8,000,000		BP Capital Markets PLC, Company Guarantee, 3.561%, 11/1/2021	8,409,152
4,615,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	5,180,790
100,000		BP PLC, Deb., 8.75%, 3/1/2032	146,751
4,030,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	4,937,492
3,400,000		Chevron Corp., Sr. Unsecd. Note, 3.191%, 6/24/2023	3,501,004
4,000,000		Conoco, Inc., 7.25%, 10/15/2031	5,820,532
5,260,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	6,262,062
5,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	5,300,810
6,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	6,950,580
4,000,000		Petro-Canada, Sr. Unsecd. Note, 6.80%, 5/15/2038	5,391,432
20,300,000		Petrobras Global Finance B.V., Sr. Unsecd. Note, 4.375%, 5/20/2023	20,080,354
8,230,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	9,226,957
900,000		Shell International Finance B.V., 4.30%, 9/22/2019	999,031
		TOTAL	91,248,853
		Energy - Midstream—0.9%
15,000,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	16,214,340
1,110,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	1,255,303
7,210,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	8,512,486
400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	448,102
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,830,187
5,870,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	6,887,201
500,000		Sunoco, Inc., 5.75%, 1/15/2017	547,368
3,850,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	3,687,873
7,760,000		Williams Partners LP, 5.25%, 3/15/2020	8,692,628
2,700,000		Williams Partners LP, Sr. Unsecd. Note, 3.90%, 1/15/2025	2,731,317
1,330,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	1,417,233
		TOTAL	52,224,038
		Energy - Oil Field Services—0.6%
4,515,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	5,055,107
6,130,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	6,717,205

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Oil Field Services—continued
$1,750,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	$1,940,874
2,085,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	2,288,711
4,700,000		Schlumberger Investment SA, Sr. Unsecd. Note, 3.65%, 12/1/2023	4,961,127
250,000		Weatherford International Ltd., 5.125%, 9/15/2020	278,547
1,040,000		Weatherford International Ltd., 6.00%, 3/15/2018	1,180,042
5,050,000		Weatherford International Ltd., 9.875%, 3/1/2039	8,022,455
2,910,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	3,367,135
		TOTAL	33,811,203
		Energy - Refining—0.3%
5,000,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 5.125%, 3/1/2021	5,670,400
4,020,000		Valero Energy Corp., 7.50%, 4/15/2032	5,359,805
2,390,000		Valero Energy Corp., 9.375%, 3/15/2019	3,102,378
		TOTAL	14,132,583
		Financial Institution - Banking—8.2%
500,000		American Express Centurion Bank, Series BKN1, 6.00%, 9/13/2017	567,184
2,995,000		American Express Co., 2.65%, 12/2/2022	2,942,947
1,580,000		American Express Co., Sr. Unsecd. Note, 2.75%, 9/15/2015	1,618,310
8,595,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	9,091,653
8,990,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	9,096,451
6,840,000		Bank of America Corp., Sr. Unsecd. Note, 4.50%, 4/1/2015	6,997,197
5,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.00%, 5/13/2021	5,599,390
2,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	2,244,986
3,690,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	4,308,728
1,350,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	1,484,428
10,000,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	12,253,400
13,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.30%, 1/11/2023	13,404,028
500,000		Bank of America Corp., Sub. Note, 5.49%, 3/15/2019	562,442
3,850,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.45%, 4/9/2018	3,819,431
500,000		Barclays Bank PLC, 5.125%, 1/8/2020	566,649
1,870,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	1,890,110
16,230,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	19,129,392
4,200,000		Capital One Bank, Series BNKT, 2.95%, 7/23/2021	4,135,316
2,800,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	2,809,002
2,100,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	2,110,256
9,300,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	9,975,915
17,260,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	18,888,774
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	2,098,378
2,595,000		Citigroup, Inc., Sr. Unsecd. Note, 4.75%, 5/19/2015	2,671,687
975,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	1,327,049
500,000		Citigroup, Inc., Sub. Note, 5.00%, 9/15/2014	500,708
13,600,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	13,834,301
2,850,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	3,205,794
300,000		Comerica Bank, Sub. Note, 5.20%, 8/22/2017	330,635
4,500,000		Comerica, Inc., 3.80%, 7/22/2026	4,547,966
2,550,000		Comerica, Inc., Sr. Unsecd. Note, 2.125%, 5/23/2019	2,550,734
2,410,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.75%, 10/15/2014	2,419,734
1,250,000		Credit Suisse FB USA, Inc., Company Guarantee, 5.125%, 8/15/2015	1,305,106
500,000		Credit Suisse Group AG, Sub., 5.40%, 1/14/2020	563,797
500,000		Deutsche Bank Trust Corp., Sub. Note, 7.50%, 11/15/2015	536,380

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$1,530,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.30%, 3/1/2019	$1,537,480
3,000,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	3,122,139
1,550,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	1,609,656
750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.00%, 10/1/2014	752,755
300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2015	305,113
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	564,025
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.35%, 1/15/2016	1,061,300
12,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2020	13,567,500
11,470,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	13,324,917
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 2/15/2033	3,088,983
500,000		Goldman Sachs Group, Inc., Sub. Note, 5.625%, 1/15/2017	547,358
7,000,000		HSBC Holdings PLC, Sr. Unsecd. Note, 4.00%, 3/30/2022	7,511,091
4,680,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	5,369,242
4,085,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	4,101,916
16,000,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.625%, 9/24/2018	16,483,840
8,500,000		Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	8,515,096
3,500,000		JPMorgan Chase & Co., 3.25%, 9/23/2022	3,527,643
3,000,000		JPMorgan Chase & Co., Series MTN, 4.072%, 2/25/2021	3,142,200
7,270,000		JPMorgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	8,264,180
10,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.25%, 10/15/2020	11,369,306
4,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	3,944,244
5,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.25%, 7/25/2019	5,011,735
2,185,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	2,283,325
500,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, Series C, 6.40%, 8/28/2017	568,368
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	1,102,676
5,020,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	5,173,386
17,200,000		Morgan Stanley, Sr. Unsecd. Note, 3.80%, 4/29/2016	17,995,930
1,500,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	1,712,454
500,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/28/2021	575,299
4,730,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 7/24/2042	6,185,014
2,000,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 4.127%, 5/17/2023	2,082,500
1,855,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.00%, 4/28/2015	1,920,899
6,400,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.25%, 8/28/2017	7,249,248
6,300,000		Morgan Stanley, Sub. Note, 4.10%, 5/22/2023	6,425,654
5,000,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	5,376,470
12,900,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	13,883,148
3,400,000		National City Bank, Series BKNT, 5.25%, 12/15/2016	3,700,261
5,000,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, Series 144A, 3.70%, 11/13/2014	5,033,265
2,000,000		PNC Bank, N.A., Sub. Note, Series BKNT, 6.00%, 12/7/2017	2,278,384
5,200,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	5,408,421
2,000,000		PNC Funding Corp., Sr. Unsecd. Note, 6.70%, 6/10/2019	2,402,582
500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 1.881%, 3/29/2049	487,500
565,974	[1,2,4]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	345,782
5,000,000		Royal Bank Of Canada, 1.20%, 9/19/2017	4,986,740
3,900,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	4,008,798
750,000		State Street Bank and Trust Co., Sub. Note, Series BKNT, 5.30%, 1/15/2016	794,643
7,660,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	7,743,348
500,000		SunTrust Banks, Inc., Sub. Note, 6.00%, 2/15/2026	584,448
3,000,000	[1,2]	Toronto Dominion Bank, Series 144A, 2.20%, 7/29/2015	3,049,905

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$2,180,000		U.S. Bank, N.A., Sub. Note, Series BKNT, 4.95%, 10/30/2014	$2,196,263
4,125,000		Union Bank, N.A., Sr. Unsecd. Note, 2.25%, 5/6/2019	4,145,027
9,125,000		Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	9,377,945
2,950,000		Vesey Street Investment Trust I, Sr. Unsecd. Note, 4.404%, 9/1/2016	3,137,148
2,300,000		Wachovia Bank N.A., Sub. Note, Series BKNT, 4.875%, 2/1/2015	2,342,419
500,000		Wachovia Corp., Sr. Note, 5.75%, 6/15/2017	560,571
6,990,000		Wachovia Corp., Sr. Unsecd. Note, 5.75%, 2/1/2018	7,951,321
1,225,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.625%, 12/11/2017	1,385,640
6,150,000		Wells Fargo Bank, N.A., Sub. Note, Series AI, 4.75%, 2/9/2015	6,269,070
5,400,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	6,104,662
8,780,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	10,542,506
		TOTAL	453,480,997
		Financial Institution - Broker/Asset Mgr/Exchange—1.6%
8,180,000		BlackRock, Inc., Sr. Unsecd. Note, 6.25%, 9/15/2017	9,345,454
7,925,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	8,758,710
2,150,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	2,218,075
553,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	630,506
2,645,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	3,693,309
6,740,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 5.35%, 11/15/2021	7,751,998
2,300,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 7.49%, 6/15/2019	2,805,496
3,830,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	4,306,689
4,000,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	4,341,772
2,470,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	2,773,714
4,000,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	4,746,000
9,040,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.50%, 7/15/2019	11,329,380
440,000		Nuveen Investments, Inc., Sr. Unsecd. Note, 5.50%, 9/15/2015	453,750
9,260,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	10,519,619
7,560,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	9,522,984
3,580,000		Stifel Financial Corp., 4.25%, 7/18/2024	3,649,896
4,335,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	4,374,227
		TOTAL	91,221,579
		Financial Institution - Finance Companies—1.8%
3,600,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	3,615,782
1,235,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	1,556,999
3,140,000		Discover Financial Services, 5.20%, 4/27/2022	3,494,606
3,975,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	4,078,330
8,260,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	8,871,157
500,000		General Electric Capital Corp., Note, Series MTNA, 6.75%, 3/15/2032	675,357
12,500,000		General Electric Capital Corp., Series MTN, 1.50%, 7/12/2016	12,673,700
1,750,000		General Electric Capital Corp., Series MTN, 5.625%, 9/15/2017	1,967,007
350,000		General Electric Capital Corp., Series NOT2, 5.50%, 3/15/2023	398,797
4,350,000		General Electric Capital Corp., Sr. Note, Series MTNA, 6.90%, 9/15/2015	4,628,765
8,880,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	9,251,584
8,800,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	9,875,325
500,000		General Electric Capital Corp., Sr. Unsecd. Note, 5.50%, 1/8/2020	579,260
3,200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	4,450,019
770,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 3.10%, 1/9/2023	774,605
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 5.375%, 10/20/2016	2,186,834
200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series NOTZ, 5.00%, 6/15/2016	213,015

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Companies—continued
$1,900,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	$2,183,100
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,700,750
1,000,000		HSBC Finance Corp., Note, 5.50%, 1/19/2016	1,062,135
9,709,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	11,669,917
1,000,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note - Sr. Sub Note, Series 144A, 5.02%, 12/21/2065	970,000
1,000,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,052,500
7,520,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	8,538,404
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	983,923
		TOTAL	98,451,871
		Financial Institution - Insurance - Health—0.1%
4,795,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	5,489,690
1,890,000		Wellpoint, Inc., 5.85%, 1/15/2036	2,284,658
		TOTAL	7,774,348
		Financial Institution - Insurance - Life—2.7%
730,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	787,666
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	4,875,768
10,000,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	10,308,750
3,600,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	4,607,014
1,000,000		American International Group, 4.50%, 7/16/2044	1,035,667
5,000,000		American International Group, Inc., Sr. Unsecd. Note, 3.375%, 8/15/2020	5,219,710
2,600,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	2,768,912
9,600,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	11,585,222
9,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	10,300,761
2,500,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	3,413,665
500,000		ITT Hartford Group, Inc., Note, 7.30%, 11/1/2015	534,184
7,780,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	10,881,894
3,900,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	4,194,785
2,650,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	3,080,466
16,522,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	26,728,664
7,400,000	[1,2]	MetLife Institutional Funding II, Company Guarantee, Series 144A, 1.625%, 4/2/2015	7,454,316
1,480,000		MetLife, Inc., 6.75%, 6/1/2016	1,632,928
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	3,575,000
300,000		MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	338,742
500,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	594,147
11,450,000	[1,2]	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	14,590,002
3,000,000	[1,2]	Pacific LifeCorp., Bond, Series 144A, 6.60%, 9/15/2033	3,834,825
2,070,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	2,945,349
2,190,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	2,211,878
500,000		Prudential Financial, Inc., 6.20%, 1/15/2015	510,615
1,050,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,383,754
430,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	529,372
4,325,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.75%, 9/17/2015	4,506,862
250,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.10%, 6/15/2017	281,870
2,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.20%, 11/15/2040	2,602,905
		TOTAL	147,315,693
		Financial Institution - Insurance - P&C—1.4%
9,260,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	9,577,488
490,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	543,781
3,700,000		ACE INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	3,755,729

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - P&C—continued
$1,000,000		Assured Guaranty US Holding, Inc., 7.00%, 6/1/2034	$1,150,788
1,555,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	1,581,110
5,625,000		CNA Financial Corp., 6.50%, 8/15/2016	6,210,816
3,700,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	4,327,287
7,620,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	8,841,814
3,770,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	4,620,030
1,000,000		Cincinnati Financial Corp., 6.92%, 5/15/2028	1,256,731
820,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	893,031
3,615,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	4,002,430
5,350,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	5,901,767
5,000,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	5,212,755
75,000		Loews Corp., 5.25%, 3/15/2016	80,198
6,600,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	10,502,012
2,395,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	2,541,509
7,740,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	8,339,850
		TOTAL	79,339,126
		Financial Institution - REIT - Apartment—0.5%
2,260,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.70%, 3/15/2017	2,494,292
10,100,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	10,165,902
3,910,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	3,853,661
2,100,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	2,294,561
9,900,000		UDR, Inc., Series MTN, 3.75%, 7/1/2024	10,028,789
		TOTAL	28,837,205
		Financial Institution - REIT- Healthcare—0.3%
3,400,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	3,668,923
2,640,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.95%, 1/15/2021	2,942,945
5,350,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	6,253,380
4,100,000		Healthcare Trust of America, 3.70%, 4/15/2023	4,073,600
		TOTAL	16,938,848
		Financial Institution - REIT - Office—0.4%
3,000,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	3,020,445
3,000,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	3,200,079
4,410,000		Boston Properties LP, Sr. Unsecd. Note, 3.80%, 2/1/2024	4,534,512
4,000,000		Boston Properties LP, Sr. Unsecd. Note, 3.85%, 2/1/2023	4,171,424
5,250,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	6,106,916
300,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 6/15/2017	321,334
		TOTAL	21,354,710
		Financial Institution - REIT - Other—0.5%
5,000,000		Liberty Property LP, Sr. Unsecd. Note, 4.125%, 6/15/2022	5,253,300
5,000,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	5,082,995
4,000,000		ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	4,223,940
2,309,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	2,755,919
10,000,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	10,466,990
		TOTAL	27,783,144
		Financial Institution - REIT - Retail—0.2%
870,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	967,521
2,000,000		Simon Property Group LP, Sr. Unsecd. Note, 5.65%, 2/1/2020	2,333,884
2,590,000		Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	2,660,699

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Retail—continued
$4,140,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	$4,829,790
		TOTAL	10,791,894
		Municipal Services—0.0%
790,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	873,171
1,535,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,659,688
		TOTAL	2,532,859
		Sovereign—0.3%
3,900,000		Corp Andina De Fomento, Note, 8.125%, 6/4/2019	4,886,926
2,160,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	2,242,869
1,875,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	2,015,741
3,700,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	5,176,459
		TOTAL	14,321,995
		Technology—1.8%
3,650,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	3,693,964
3,035,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	2,988,586
4,750,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	4,843,143
2,600,000		Apple, Inc., Sr. Unsecd. Note, 4.45%, 5/6/2044	2,752,087
2,110,000		BMC Software, Inc., 7.25%, 6/1/2018	2,136,375
2,000,000		CA, Inc., 6.125%, 12/1/2014	2,028,356
250,000		Cisco Systems, Inc., Sr. Note, 2.90%, 11/17/2014	251,359
3,010,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	3,229,170
250,000		Corning, Inc., 4.25%, 8/15/2020	272,391
5,750,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	5,750,661
2,530,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	2,581,840
14,820,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	17,064,697
3,320,000		Hewlett-Packard Co., Sr. Unsecd. Note, 2.125%, 9/13/2015	3,372,061
1,830,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	1,918,481
400,000		IBM Corp., 1.875%, 5/15/2019	399,848
6,000,000		IBM Corp., Sr. Unsecd. Note, 2.00%, 1/5/2016	6,124,518
4,850,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	5,143,740
6,060,000		KLA-Tencor Corp., 6.90%, 5/1/2018	7,090,994
2,546,000		Microsoft Corp., 3.50%, 11/15/2042	2,341,184
3,000,000		Oracle Corp., 5.00%, 7/8/2019	3,401,889
2,000,000		Oracle Corp., Note, 5.25%, 1/15/2016	2,129,798
10,000,000		Oracle Corp., Sr. Unsecd. Note, 2.25%, 10/8/2019	10,048,880
500,000		Oracle Corp., Sr. Unsecd. Note, 5.75%, 4/15/2018	572,603
2,100,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	2,200,804
1,750,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,817,459
4,730,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	5,095,463
		TOTAL	99,250,351
		Transportation - Airlines—0.5%
240,006		Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	267,007
23,655,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	25,660,802
		TOTAL	25,927,809
		Transportation - Railroads—0.8%
1,898,000		Burlington Northern Santa Fe Corp., 3.05%, 9/1/2022	1,904,802
3,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	3,791,388
9,840,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	12,005,450
1,180,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.45%, 9/15/2021	1,233,174

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Railroads—continued
$1,368,000		CSX Transportation, Inc., Sr. Unsecd. Note, 9.75%, 6/15/2020	$1,838,347
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,531,418
5,925,000		Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, 3.00%, 5/15/2023	5,774,695
8,000,000		Norfolk Southern Corp., 3.00%, 4/1/2022	8,053,528
2,000,000		Union Pacific Corp., 5.65%, 5/1/2017	2,225,600
3,830,000		Union Pacific Corp., Sr. Unsecd. Note, 2.25%, 2/15/2019	3,887,178
		TOTAL	43,245,580
		Transportation - Services—0.5%
7,702,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	8,807,553
2,690,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	3,062,309
1,800,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.75%, 3/15/2017	1,861,663
6,325,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	7,473,057
4,945,000		Ryder System, Inc., Sr. Unsecd. Note, 3.50%, 6/1/2017	5,213,978
3,565,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	3,613,841
		TOTAL	30,032,401
		Utility - Electric—2.3%
2,125,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	2,102,114
3,380,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	4,295,128
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	1,009,564
8,100,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	9,224,847
6,120,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	7,337,898
410,000		Consolidated Edison Co., Sr. Unsecd. Note, Series 06-C, 5.50%, 9/15/2016	447,976
2,000,000		Constellation Energy Group, Inc., Unsecd. Note, 4.55%, 6/15/2015	2,060,284
2,950,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	3,766,604
2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	3,805,449
427,000		Duke Energy Indiana, Inc., Sr. Deb., 6.12%, 10/15/2035	545,217
11,100,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	11,713,275
5,885,000	[1,2]	Electricite de France SA, Note, Series 144A, 5.60%, 1/27/2040	6,944,688
2,840,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	2,848,426
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	281,645
513,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.40%, 11/1/2024	610,301
150,000		Exelon Corp., Sr. Unsecd. Note, 4.90%, 6/15/2015	155,026
9,000,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	10,228,032
1,360,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	1,482,374
2,950,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	2,985,913
747,106	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	808,233
1,800,000		Gulf Power Co., Series K, 4.90%, 10/1/2014	1,804,819
1,325,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,651,557
1,060,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,199,421
6,308,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	8,421,029
5,600,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.40%, 9/15/2019	5,640,208
3,300,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	3,367,363
2,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	2,054,062
860,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	963,437
250,000		Northern States Power Co., MN, 7.125%, 7/1/2025	338,947
1,390,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	1,450,846
2,412,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	2,601,371
5,900,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	6,698,665
3,360,000		PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	3,413,978

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$435,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	$474,280
500,000		Public Service Co., CO, 1st Mtg. Bond, Series 20, 5.125%, 6/1/2019	571,333
500,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.50%, 11/1/2018	593,329
1,500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	1,970,686
5,290,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	5,539,762
6,000,000		Westar Energy, Inc., 1st Mtg. Bond, 8.625%, 12/1/2018	7,634,286
		TOTAL	129,042,373
		Utility - Natural Gas—0.8%
500,000		ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	715,599
14,875,000		Atmos Energy Corp., 4.95%, 10/15/2014	14,953,421
1,290,000		Atmos Energy Corp., 8.50%, 3/15/2019	1,639,305
3,750,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	4,146,007
3,815,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	3,822,126
5,680,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	6,255,140
5,300,000		Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	5,412,874
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,477,773
3,000,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	3,950,652
2,380,000	[1,2]	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	2,461,477
		TOTAL	44,834,374
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,367,387,860)	2,563,131,426
		ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
14,196		FNMA ARM 681769, 2.215%, 1/01/2033	15,049
		Government National Mortgage Association—0.0%
898		GNMA2 ARM 8717, 1.625% 10/20/2025	921
2,232		GNMA2 ARM 80201, 2.00%, 30 Year, 5/20/2028	2,335
		TOTAL	3,256
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $17,878)	18,305
		ASSET-BACKED SECURITIES—0.6%
		Auto Receivables—0.3%
15,500,000	[1,2]	Chesapeake Funding LLC 2014-1A, Class A, 0.579%, 3/7/2026	15,506,388
2,000,000		Santander Drive Auto Receivables Trust 2013-3, Class C, 1.81%, 4/15/2019	2,009,613
		TOTAL	17,516,001
		Financial Institution - Finance Companies—0.0%
158,149		Countrywide Home Loan, Inc., Class 2A1, 6.00%, 2/25/2037	124,456
		Student Loans—0.3%
11,699,294	[1,2]	Nelnet Student Loan Trust 2014-2A, Class A1, 0.435%, 6/25/2021	11,704,465
6,000,000	[1,2]	SLMA 2013-B, Class A2B, 1.255%, 6/17/2030	6,064,542
		TOTAL	17,769,007
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $35,357,576)	35,409,464
		COMMERCIAL MORTGAGE-BACKED SECURITIES—3.3%
		Agency Commercial Mortgage-Backed Securities—0.1%
8,200,000	[1,2]	FREMF Mortgage Trust 2013-K25, Class B, 3.742%, 11/25/2045	8,175,462
		Commercial Mortgage—3.2%
7,700,000		Banc of America Commercial Mortgage, Inc., 2007-4, Class AM, 6.014%, 2/10/2051	8,529,993
10,800,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class AS, 3.422%, 4/10/2046	10,800,445
7,514,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 5/15/2045	7,888,922

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Commercial Mortgage—continued
$11,270,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	$11,939,161
3,700,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	4,040,325
7,200,000	[1,2]	Commercial Mortgage Trust 2013-CR8, Class B, 4.102%, 6/10/2046	7,321,413
3,400,000		Commercial Mortgage Trust 2013-LC6, Class AM, 3.282%, 1/10/2046	3,396,308
6,500,000		Commercial Mortgage Trust 2013-LC6, Class B, 3.739%, 1/10/2046	6,478,504
7,500,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 5/10/2045	7,978,359
13,100,000		JPMBB Commercial Mortgage Securities Trust 2013-C15, Class B, 4.927%, 11/15/2045	14,200,862
8,000,000	[1,2]	JPMorgan Chase Commercial Mortgage Securities 2011-C3A, Class B, 5.013%, 2/15/2046	8,837,454
6,700,000		Merrill Lynch Mortgage Trust 2008-C1, Class AM, 6.470%, 2/12/2051	7,640,046
16,800,000		Morgan Stanley Capital I 2007-IQ16, Class AM, 6.293%, 12/12/2049	18,703,012
6,800,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	7,080,180
4,200,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class AS, 3.469%, 4/10/2046	4,221,607
13,400,000	[1,2]	UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class AS, 5.154%, 1/10/2045	15,140,257
8,000,000		Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A4, 4.218%, 7/15/2046	8,640,966
19,500,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class AS, 3.835%, 4/15/2045	20,311,295
3,575,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 4/15/2045	3,841,436
		TOTAL	176,990,545
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $177,542,600)	185,166,007
		GOVERNMENT AGENCIES—0.6%
250,000		Federal Farm Credit System, 0.60%, 11/21/2016	249,236
100,000		Federal Farm Credit System, 0.98%, 8/15/2017	99,468
1,000,000		Federal Farm Credit System, 5.30%, 10/25/2017	1,126,355
2,000,000		Federal Farm Credit System, 5.30%, 4/6/2020	2,352,042
5,000,000		Federal Home Loan Bank System, 3.50%, 12/9/2016	5,314,035
4,750,000		Federal Home Loan Bank System, 4.75%, 9/11/2015	4,972,478
4,500,000		Federal Home Loan Bank System, 1.375%, 12/11/2015	4,563,469
2,500,000		Federal Home Loan Bank System, 2.25%, 9/8/2017	2,583,043
500,000		Federal Home Loan Bank System, 1.10%, 12/22/2016	504,121
10,000,000		Federal Home Loan Mortgage Corp., 1.75%, 9/10/2015	10,144,745
3,000,000		Federal National Mortgage Association, 4.065%, 2/15/2018	3,279,303
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $33,746,566)	35,188,295
		U.S. TREASURY—6.7%
		U.S. Treasury Bonds—2.9%
119,800,000		United States Treasury Bond, 2.75%, 8/15/2042	112,467,869
2,000,000		United States Treasury Bond, 3.00%, 5/15/2042	1,977,562
2,500,000		United States Treasury Bond, 3.50%, 2/15/2039	2,720,313
1,200,000		United States Treasury Bond, 4.25%, 5/15/2039	1,467,094
7,700,000		United States Treasury Bond, 4.50%, 2/15/2036	9,710,181
15,000,000	[5]	United States Treasury Bond, 5.25%, 11/15/2028	19,641,328
4,000,000		United States Treasury Bond, 7.125%, 2/15/2023	5,532,875
5,688,150		U.S. Treasury Inflation-Protected Bond, 1.75%, 1/15/2028	6,619,718
		TOTAL	160,136,940
		U.S. Treasury Notes—3.8%
250,000		U.S. Treasury Note, STRIP, 0.00%, 11/15/2022	208,549
300,000		U.S. Treasury Note, STRIP, 0.00%, 11/15/2026	218,328
250,000		U.S. Treasury Note, STRIP, 0.00%, 11/15/2041	105,952
2,000,000	[5]	United States Treasury Note, 0.250%, 2/29/2016	1,998,523
2,000,000		United States Treasury Note, 1.250%, 11/30/2018	1,983,466

Principal Amount or Shares			Value
		U.S. TREASURY—continued
		U.S. Treasury Notes—continued
$2,000,000		United States Treasury Note, 1.500%, 3/31/2019	$1,994,891
25,000,000		United States Treasury Note, 1.625%, 3/31/2019	25,071,485
3,000,000	[5]	United States Treasury Note, 1.625%, 8/15/2022	2,883,726
500,000		United States Treasury Note, 2.000%, 2/15/2022	496,781
5,000,000		United States Treasury Note, 2.125%, 6/30/2021	5,030,937
6,190,000	[5]	United States Treasury Note, 2.375%, 8/15/2024	6,205,475
1,800,000		United States Treasury Note, 2.500%, 5/15/2024	1,825,232
1,000,000		United States Treasury Note, 5.125%, 5/15/2016	1,079,668
112,356,200	[6]	U.S. Treasury Inflation-Protected Note, Series A-2024, 0.625%, 1/15/2024	116,262,331
11,162,000		U.S. Treasury Inflation-Protected Note, Series D-2019, 1.875%, 7/15/2019	12,391,565
32,003,650		U.S. Treasury Inflation-Protected Note, Series X-2017, 0.125%, 4/15/2017	32,740,982
		TOTAL	210,497,891
		TOTAL U.S. TREASURY (IDENTIFIED COST $361,652,600)	370,634,831
		MORTGAGE-BACKED SECURITIES—0.1%
		Federal Home Loan Mortgage Corporation—0.0%
22,176		Federal Home Loan Mortgage Corp., Pool A53146, 5.50%, 10/1/2036	24,689
14,747		Federal Home Loan Mortgage Corp., Pool A69436, 6.00%, 12/1/2037	16,589
46,927		Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	49,486
11,590		Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	12,187
33,336		Federal Home Loan Mortgage Corp., Pool G02562, 6.00%, 1/1/2037	37,501
255,537		Federal Home Loan Mortgage Corp., Pool J05518, 5.50%, 9/1/2022	277,875
315,657		Federal Home Loan Mortgage Corp., Pool J08160, 5.00%, 12/1/2022	341,880
2,622		Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	2,715
		TOTAL	762,922
		Federal National Mortgage Association—0.0%
14,899		Federal National Mortgage Association, Pool 252717, 7.50%, 9/1/2029	17,722
47,330		Federal National Mortgage Association, Pool 253299, 7.00%, 4/1/2020	52,375
45,010		Federal National Mortgage Association, Pool 254403, 6.00%, 8/1/2017	47,597
1,110		Federal National Mortgage Association, Pool 255610, 6.00%, 12/1/2014	1,112
86,120		Federal National Mortgage Association, Pool 257306, 5.50%, 8/1/2038	95,755
5,435		Federal National Mortgage Association, Pool 599630, 6.50%, 8/1/2016	5,518
95,674		Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	101,058
61,554		Federal National Mortgage Association, Pool 906224, 5.50%, 1/1/2037	68,729
		TOTAL	389,866
		Government National Mortgage Association—0.1%
8,358		Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	9,693
5,761		Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	6,640
5,625		Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	6,605
12,272		Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	14,152
13,926		Government National Mortgage Association, Pool 2698, 5.50%, 1/20/2029	15,451
15,568		Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	17,953
380		Government National Mortgage Association, Pool 271741, 9.00%, 3/15/2020	432
5,571		Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	6,569
1,241		Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	1,440
15,427		Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	17,873
9,605		Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	11,102
10,072		Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	11,647
82,768		Government National Mortgage Association, Pool 3320, 5.50%, 12/20/2032	92,484
60,410		Government National Mortgage Association, Pool 3333, 5.50%, 1/20/2033	67,513

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$18,517	Government National Mortgage Association, Pool 3375, 5.50%, 4/20/2033	$20,698
90,520	Government National Mortgage Association, Pool 3390, 5.50%, 5/20/2033	101,188
107,231	Government National Mortgage Association, Pool 3403, 5.50%, 6/20/2033	119,879
50,198	Government National Mortgage Association, Pool 345128, 6.50%, 1/15/2024	56,922
134,204	Government National Mortgage Association, Pool 3458, 5.00%, 10/20/2033	148,445
56,272	Government National Mortgage Association, Pool 3499, 5.00%, 1/20/2034	62,248
50,770	Government National Mortgage Association, Pool 3556, 5.50%, 5/20/2034	56,797
137,769	Government National Mortgage Association, Pool 3623, 5.00%, 10/20/2034	152,462
22,415	Government National Mortgage Association, Pool 372962, 7.00%, 3/15/2024	25,793
12,040	Government National Mortgage Association, Pool 373015, 8.00%, 6/15/2024	14,192
11,882	Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	13,941
670	Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	792
494	Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	584
2,560	Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	3,027
125	Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	150
108,600	Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	125,055
3,002	Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	3,511
2,076	Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	2,380
21,721	Government National Mortgage Association, Pool 510534, 7.50%, 10/15/2029	25,876
71,882	Government National Mortgage Association, Pool 510559, 7.00%, 10/15/2029	84,585
546	Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	635
120,624	Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	131,277
90,428	Government National Mortgage Association, Pool 643816, 6.00%, 7/15/2025	101,303
1,361,851	Government National Mortgage Association, Pool 644568, 5.50%, 8/15/2035	1,529,156
395,857	Government National Mortgage Association, Pool 683937, 6.00%, 2/15/2023	433,273
464,077	Government National Mortgage Association, Pool 689593, 6.00%, 7/15/2023	507,988
45,954	Government National Mortgage Association, Pool 704189, 5.50%, 1/15/2039	51,154
37,523	Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	43,583
44,017	Government National Mortgage Association, Pool 782604, 5.50%, 3/15/2039	49,273
	TOTAL	4,145,721
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,790,818)	5,298,509
	MUNICIPAL BONDS—0.6%
	Municipal Services—0.6%
9,840,000	Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.72% Bonds, 12/1/2038	12,013,459
7,100,000	Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds (Series 2013A), 1.298% Bonds, 7/1/2016	7,176,112
10,000,000	Illinois State Sales Tax, Build Illinois Sales Tax Revenue Bonds (Taxable Series of May 2013), 3.35% Bonds, 6/15/2028	9,601,100
4,555,000	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2007TT), 5.00% Bonds, 7/1/2032	2,499,784
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $29,977,425)	31,290,455
	COLLATERALIZED MORTGAGE OBLIGATIONS—0.3%
	Commercial Mortgage—0.0%
500,000	TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.560%, 8/15/2039	520,482
	Federal Home Loan Mortgage Corporation—0.1%
2,000,000	Federal Home Loan Mortgage Corp. REMIC 2780 TG, 5.00%, 4/15/2034	2,228,805
618,040	Federal Home Loan Mortgage Corp. REMIC 2922 QE, 5.00%, 5/15/2034	658,163
400,000	Federal Home Loan Mortgage Corp. REMIC 3051 MY, 5.50%, 10/15/2025	441,469
2,000,000	Federal Home Loan Mortgage Corp. REMIC 3113 QE, 5.00%, 2/15/2036	2,217,099
	TOTAL	5,545,536

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—0.1%
$4,605		Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	$4,974
1,822		Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	2,030
306,407		Federal National Mortgage Association REMIC 2003-112 AN, 4.00%, 11/25/2018	321,868
2,000,000		Federal National Mortgage Association REMIC 2004-96 QD, 5.50%, 12/25/2034	2,367,055
		TOTAL	2,695,927
		Government National Mortgage Association—0.1%
182,903		Government National Mortgage Association REMIC 2003-1 PE, 5.50%, 7/16/2032	189,926
3,800,000		Government National Mortgage Association REMIC 2004-11 QG, 5.00%, 2/16/2034	4,235,726
1,090,877		Government National Mortgage Association REMIC 2004-27 PC, 5.50%, 3/20/2034	1,183,681
34,927		Government National Mortgage Association REMIC 2004-86 TA, 4.00%, 7/20/2034	35,621
		TOTAL	5,644,954
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $12,318,251)	14,406,899
		PURCHASED PUT OPTION—0.0%
81,839,000		Morgan Stanley EUR PUT/USD CALL (PUT-Option), Strike Price: $1.29, Expiration Date: 11/26/2014 (IDENTIFIED COST $509,576)	550,028
		PREFERRED STOCK—0.0%
		Financial Institution - Finance Companies—0.0%
26	[1,2]	Ally Financial, Inc., Pfd., Series G, 7.00% (IDENTIFIED COST $7,913)	26,271
		INVESTMENT COMPANIES—40.9%[7]
3,062,123		Emerging Markets Fixed Income Core Fund	110,109,916
5,080,137		Federated Bank Loan Core Fund	51,664,996
134,915,849		Federated Mortgage Core Portfolio	1,337,016,063
19,459,734	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06%	19,459,734
27,698,466		Federated Project and Trade Finance Core Fund	266,182,261
72,994,404		High Yield Bond Portfolio	486,872,673
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,165,282,507)	2,271,305,643
		Repurchase Agreement—0.6%
31,470,000		Interest in $950,000,000 joint repurchase agreement 0.06%, dated 8/29/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $950,006,333 on 9/2/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $977,709,632 (purchased with proceeds from securities lending collateral). (AT COST)	31,470,000
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $5,220,061,570)[9]	5,543,896,133
		OTHER ASSETS AND LIABILITIES - NET—0.1%[10]	3,029,194
		TOTAL NET ASSETS—100%	$5,546,925,327

At August 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
11U.S. Treasury Note 2-Year Long Futures	3,150	$689,997,659	December 2014	$489,277
11U.S. Treasury Note 5-Year Long Futures	4,100	$487,227,346	December 2014	$1,240,283
11U.S. Treasury Ultra Bond Long Futures	890	$138,395,000	December 2014	$1,698,419
[11]Euro-Bond Short Futures	600	90,924,000	September 2014	$(2,531,086)
11U.S. Treasury Note 10-Year Short Futures	10,981	$1,381,203,906	December 2014	$(5,772,580)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(4,875,687)
The average notional value of long and short futures contracts held by the Fund throughout the period was $2,015,161,466 and $1,250,978,739, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.

At August 31, 2014, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/2/2014	41,200,000 Euro	65,180,048 New Zealand Dollar	$(385,101)
2/26/2015	62,160,000 Yuan Renminbi	$10,000,000	$(11,258)
2/26/2015	93,790,000 Yuan Renminbi	$15,058,684	$12,812
Contracts Sold:
9/2/2014	41,200,000 Euro	65,040,380 New Zealand Dollar	$268,276
2/26/2015	155,950,000 Yuan Renminbi	$25,000,000	$(60,238)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(175,509)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $781,121 and $619,036, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2014, the Fund had the following outstanding written option contracts:
Security	Expiration Date	Exercise Price	Contracts	Value
Morgan Stanley EUR PUT/USD CALL	November 2014	$1.34	81,839,000	$(458,518)
(PREMIUMS RECEIVED $ 509,576)
The average value of written options held by the Fund throughout the period was $45,852. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased options held by the Fund throughout the period was $237,822. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts, Foreign Exchange Contracts and Value of Written Option Contracts is included in “Other Assets and Liabilities — Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2014, these restricted securities amounted to $517,353,423, which represented 9.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2014, these liquid restricted securities amounted to $503,551,347, which represented 9.1% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at August 31, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$ 12,000,000	$13,456,294
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
5	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of August 31, 2014, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities on Loan	Market Value of Collateral
$30,538,579	$31,470,000
6	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
7	Affiliated holdings.
8	7-day net yield.

9	At August 31, 2014, the cost of investments for federal tax purposes was $5,220,100,242. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; (c) futures contracts and (d) written option contracts was $323,795,891. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $336,782,424 and net unrealized depreciation from investments for those securities having anexcess of cost over value of $12,986,533.
10	Assets, other than investments in securities, less liabilities.
11	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$2,562,785,644	$345,782	$2,563,131,426
Adjustable Rate Mortgages	—	18,305	—	18,305
Asset-Backed Securities	—	35,409,464	—	35,409,464
Commercial Mortgage-Backed Securities	—	185,166,007	—	185,166,007
Government Agencies	—	35,188,295	—	35,188,295
U.S. Treasury	—	370,634,831	—	370,634,831
Mortgage-Backed Securities	—	5,298,509	—	5,298,509
Municipal Bonds	—	31,290,455	—	31,290,455
Collateralized Mortgage Obligations	—	14,406,899	—	14,406,899
Equity Securities:
Preferred Stock
Domestic	—	26,271	—	26,271
Purchased Put Option	—	550,028	—	550,028
Investment Companies[1]	2,005,123,382	266,182,261	—	2,271,305,643
Repurchase Agreement	—	31,470,000	—	31,470,000
TOTAL SECURITIES	$2,005,123,382	$3,538,426,969	$345,782	$5,543,896,133
OTHER FINANCIAL INSTRUMENTS[2]	$(4,875,687)	$(634,027)	$—	$(5,509,714)
1	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Federated Project and Trade Finance Core Fund is classified as Level 2 due to the fact that the price of shares redeemed will be determined as of the closing net asset value (the NAV) of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts, foreign exchange contracts and written option contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
STRIP	—Separated Trading of Registered Interest and Principal

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date October 21, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 21, 2014